SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Supplemental Information [Abstract]
Disclosure of cash flow statement [text block]
Changes in non-cash working capital was comprised of the following:

	Year Ended
($M)	Dec 31, 2017	Dec 31, 2016
Changes in:
Accounts receivable	(34,041)	28,780
Crude oil inventory	(2,577)	1,311
Prepaid expenses	(1,884)	1,762
Accounts payable and accrued liabilities	37,527	(67,190)
Income taxes payable	2,842	30,213
Foreign exchange	(795)	1,192
Changes in non-cash working capital	1,072	(3,932)
Changes in non-cash operating working capital	665	8,366
Changes in non-cash investing working capital	407	(12,298)
Changes in non-cash working capital	1,072	(3,932)

Disclosure of cash and cash equivalents [text block]
Cash and cash equivalents was comprised of the following:

	As at
($M)	Dec 31, 2017	Dec 31, 2016
Cash on deposit with financial institutions	46,229	62,614
Guaranteed investment certificates	332	161
Cash and cash equivalents	46,561	62,775

Disclosure of employee benefits [text block]
  Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
($M)	2017	2016
Operating expense	48,823	45,061
General and administration expense	36,708	35,347
Wages and benefits	85,531	80,408